Goodwill and Intangible Assets, Net - Schedule of Intangible Assets Expected Annual Amortization Expense (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer Related and Contract Based Intangibles
Finite Lived Intangible Assets [Line Items]
2023 (April - December)	$ 184	$ 246
2024	246	246
2025	246	246
2026	246	246
2027	246	246
Thereafter	2,076	2,076
Intangible assets, Net Carrying Amount	3,244	3,306	$ 3,543
Technology Related Intangibles
Finite Lived Intangible Assets [Line Items]
2023 (April - December)	34	45
2024	45	45
2025	45	45
2026	44	44
2027	21	21
Thereafter	0
Intangible assets, Net Carrying Amount	189	200	234
Trade Name
Finite Lived Intangible Assets [Line Items]
2023 (April - December)	22	29
2024	29	29
2025	28	28
2026	27	27
2027	27	27
Thereafter	227	226
Intangible assets, Net Carrying Amount	$ 360	$ 366	$ 393